UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2016

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 14.2%
Media - 11.2%
Charter Communications Inc., Class A Shares	20,353	$5,494,699	*
DISH Network Corp., Class A Shares	154,564	8,467,016	*
SES, FDR	144,339	3,540,395	(a)
Time Warner Inc.	107,404	8,550,433
Twenty-First Century Fox Inc., Class B Shares	214,588	5,308,907

Total Media		31,361,450

Multiline Retail - 1.5%
Target Corp.	62,277	4,277,184

Specialty Retail - 1.5%
Home Depot Inc.	31,588	4,064,744

TOTAL CONSUMER DISCRETIONARY		39,703,378

CONSUMER STAPLES - 9.0%
Beverages - 1.1%
Anheuser-Busch InBev NV, ADR	22,653	2,976,831

Food & Staples Retailing - 3.1%
CVS Health Corp.	98,987	8,808,853

Household Products - 1.2%
Kimberly-Clark Corp.	25,808	3,255,421

Tobacco - 3.6%
Philip Morris International Inc.	63,520	6,175,414
Reynolds American Inc.	86,286	4,068,385

Total Tobacco		10,243,799

TOTAL CONSUMER STAPLES		25,284,904

ENERGY - 12.3%
Energy Equipment & Services - 5.4%
Halliburton Co.	147,136	6,603,464
National-Oilwell Varco Inc.	94,141	3,458,740
Schlumberger Ltd.	61,570	4,841,865

Total Energy Equipment & Services		14,904,069

Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	51,693	5,320,244
Exxon Mobil Corp.	70,282	6,134,213
Royal Dutch Shell PLC, ADR, Class A Shares	68,404	3,424,988
Suncor Energy Inc.	161,836	4,495,804

Total Oil, Gas & Consumable Fuels		19,375,249

TOTAL ENERGY		34,279,318

FINANCIALS - 22.3%
Banks - 10.2%
Citigroup Inc.	86,921	4,105,279
JPMorgan Chase & Co.	142,866	9,513,447
U.S. Bancorp	164,123	7,039,235
Wells Fargo & Co.	181,067	8,017,647

Total Banks		28,675,608

Capital Markets - 2.8%
Bank of New York Mellon Corp.	79,529	3,171,616
State Street Corp.	67,095	4,671,825

Total Capital Markets		7,843,441

Consumer Finance - 4.0%
American Express Co.	82,578	5,288,295
Capital One Financial Corp.	43,184	3,101,907
Synchrony Financial	102,520	2,870,560

Total Consumer Finance		11,260,762

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Insurance - 5.3%
Marsh & McLennan Cos. Inc.	75,430	$5,072,667
MetLife Inc.	65,065	2,890,838
Progressive Corp.	60,452	1,904,238
Travelers Cos. Inc.	42,294	4,844,778

Total Insurance		14,712,521

TOTAL FINANCIALS		62,492,332

HEALTH CARE - 13.2%
Biotechnology - 2.0%
Amgen Inc.	33,781	5,635,009

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	43,660	3,526,855
Anthem Inc.	41,458	5,195,102
UnitedHealth Group Inc.	22,010	3,081,400

Total Health Care Providers & Services		11,803,357

Pharmaceuticals - 7.0%
Johnson & Johnson	45,954	5,428,546
Merck & Co. Inc.	119,251	7,442,455
Novartis AG, ADR	32,378	2,556,567
Teva Pharmaceutical Industries Ltd., ADR	87,427	4,022,516

Total Pharmaceuticals		19,450,084

TOTAL HEALTH CARE		36,888,450

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.6%
United Technologies Corp.	44,274	4,498,238

Industrial Conglomerates - 5.3%
General Electric Co.	230,273	6,820,686
Honeywell International Inc.	67,030	7,815,028

Total Industrial Conglomerates		14,635,714

Machinery - 2.4%
Illinois Tool Works Inc.	56,234	6,739,083

TOTAL INDUSTRIALS		25,873,035

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.7%
Motorola Solutions Inc.	63,366	4,833,558

Electronic Equipment, Instruments & Components - 1.8%
TE Connectivity Ltd.	76,412	4,919,405

IT Services - 2.1%
International Business Machines Corp.	13,774	2,188,000
Xerox Corp.	368,391	3,731,801

Total IT Services		5,919,801

Software - 3.3%
Dell Technologies Inc., Class V Shares	18,044	862,503	*
Microsoft Corp.	90,231	5,197,306
Nuance Communications Inc.	220,839	3,202,165	*

Total Software		9,261,974

TOTAL INFORMATION TECHNOLOGY		24,934,738

MATERIALS - 5.4%
Chemicals - 0.9%
Air Products & Chemicals Inc.	17,880	2,688,079

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY		SHARES	VALUE
Construction Materials - 1.5%
Martin Marietta Materials Inc.		23,294	$4,172,188

Containers & Packaging - 1.9%
Crown Holdings Inc.		91,363	5,215,914	*

Metals & Mining - 1.1%
Freeport-McMoRan Inc.		286,828	3,114,952

TOTAL MATERIALS			15,191,133

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.		37,487	4,248,402

UTILITIES - 1.7%
Multi-Utilities - 1.7%
Sempra Energy		45,069	4,830,946

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $173,516,705)			273,726,636

	RATE
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class (Cost - $5,777,472)	0.186%	5,777,472	5,777,472

TOTAL INVESTMENTS - 99.8% (Cost - $179,294,177#)			279,504,108
Other Assets in Excess of Liabilities - 0.2%			424,862

TOTAL NET ASSETS - 100.0%			$279,928,970

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$36,162,983	$3,540,395	—	$39,703,378
Other Common Stocks	234,023,258	—	—	234,023,258

Total Long-Term Investments	$270,186,241	$3,540,395	—	$273,726,636

Short-Term Investments†	5,777,472	—	—	5,777,472

Total Investments	$275,963,713	$3,540,395	—	$279,504,108

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2016, securities valued at $3,540,395 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$106,813,257
Gross unrealized depreciation	(6,603,326)

Net unrealized appreciation	$100,209,931

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016